Geographic Inforomation	12 Months Ended
Dec. 31, 2011
Geographic Inforomation [Abstract]
Geographic Inforomation
NOTE 14:-	GEOGRAPHIC INFOROMATION

Summary information about geographic areas:

The Company operates in one reportable segment (see Note 1 for a brief description of the Company's business). The total revenues are attributed to geographic areas based on the location of the end-users.

The following table presents total revenues for the years ended December 31, 2009, 2010 and 2011 and long-lived assets as of December 31, 2010 and 2011:

	Year ended December 31,
	2009	2010	2011
Revenues from sales to customers located at:

The United States	$22,437	$28,497	$33,932
America - other	7,267	11,995	9,763
EMEA *)	36,226	44,231	57,648
China	11,343	14,180	18,497
Asia Pacific - other	31,631	45,216	47,180

	$108,904	$144,119	$167,020

*)	Europe, the Middle East and Africa.

	December 31,
	2010	2011
Long-lived assets, by geographic region:

America (principally the United States)	$1,080	$1,040
Israel	8,150	7,617
EMEA - other	546	777
Asia Pacific	2,025	1,650

	$11,801	$11,084